Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of Sypris.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table total for non-PEO NEOs ($) (2)	Average Compensation actually paid to non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Income (Loss) ($) (in thousands) (5)
2024	807,879	522,194	386,687	352,916	72	(1,680)
2023	844,072	766,981	343,774	332,844	134	(1,596)
2022	891,421	617,907	355,808	284,539	135	(2,494)

(1)
The dollar amounts reported in column (b) represent the amounts of total compensation reported for Jeffrey T. Gill (the “principal executive officer” or “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO
NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO

NEOs for purposes of calculating the average amount in each applicable year was Richard L. Davis and Curtis S. Petrie in 2024 and Richard L. Davis and Anthony C. Allen in 2023 and 2022.

(3)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO
NEOs as computed in accordance with Item 402(v) Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or the average actual amount of compensation earned or paid to the non-PEO
NEOs during the applicable year. The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2024		2023		2022
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)
Adjustments
Less Grant date value of equity awards	(207,075)	(82,500)	(251,220)	(70,656)	(324,120)	(64,750)
Year-end fair value of current year award	181,496	89,000	268,622	75,550	252,882	51,205
Year-over-year change in fair value of unvested awards	(260,106)	(36,671)	(35,198)	(1,000)	(121,975)	(40,744)
Change in fair value of unvested awards	—	(3,600)	(59,295)	(14,824)	(80,301)	(17,025)
Dividends paid on unvested awards	—	—	—	—	—	—

Total adjustments	(285,685)	(33,771)	(77,091)	(10,930)	(273,514)	(71,314)

(4)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of (i) cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(5)	The dollar amount reported represented the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(2)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO
NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO

NEOs for purposes of calculating the average amount in each applicable year was Richard L. Davis and Curtis S. Petrie in 2024 and Richard L. Davis and Anthony C. Allen in 2023 and 2022.

PEO Total Compensation Amount	$ 807,879	$ 844,072	$ 891,421
PEO Actually Paid Compensation Amount	$ 522,194	766,981	617,907
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO
NEOs as computed in accordance with Item 402(v) Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or the average actual amount of compensation earned or paid to the non-PEO
NEOs during the applicable year. The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2024		2023		2022
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)
Adjustments
Less Grant date value of equity awards	(207,075)	(82,500)	(251,220)	(70,656)	(324,120)	(64,750)
Year-end fair value of current year award	181,496	89,000	268,622	75,550	252,882	51,205
Year-over-year change in fair value of unvested awards	(260,106)	(36,671)	(35,198)	(1,000)	(121,975)	(40,744)
Change in fair value of unvested awards	—	(3,600)	(59,295)	(14,824)	(80,301)	(17,025)
Dividends paid on unvested awards	—	—	—	—	—	—

Total adjustments	(285,685)	(33,771)	(77,091)	(10,930)	(273,514)	(71,314)

Non-PEO NEO Average Total Compensation Amount	$ 386,687	343,774	355,808
Non-PEO NEO Average Compensation Actually Paid Amount	$ 352,916	332,844	284,539
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO
NEOs as computed in accordance with Item 402(v) Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or the average actual amount of compensation earned or paid to the non-PEO
NEOs during the applicable year. The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2024		2023		2022
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)
Adjustments
Less Grant date value of equity awards	(207,075)	(82,500)	(251,220)	(70,656)	(324,120)	(64,750)
Year-end fair value of current year award	181,496	89,000	268,622	75,550	252,882	51,205
Year-over-year change in fair value of unvested awards	(260,106)	(36,671)	(35,198)	(1,000)	(121,975)	(40,744)
Change in fair value of unvested awards	—	(3,600)	(59,295)	(14,824)	(80,301)	(17,025)
Dividends paid on unvested awards	—	—	—	—	—	—

Total adjustments	(285,685)	(33,771)	(77,091)	(10,930)	(273,514)	(71,314)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. J.T. Gill and the average amount of compensation actually paid to our non-PEO
NEOs as a group is aligned with our cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
As demonstrated by the following table, the amount of compensation actually paid to Mr. J.T. Gill and the average amount of compensation actually paid to our non-PEO
NEOs as a group is generally aligned with the Company’s net income (loss) over the three years presented in the table.

Total Shareholder Return Amount	$ 72	134	135
Net Income (Loss)	$ (1,680)	(1,596)	(2,494)
PEO Name	Jeffrey T. Gill
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (285,685)	(77,091)	(273,514)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,075)	(251,220)	(324,120)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,496	268,622	252,882
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(260,106)	(35,198)	(121,975)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(59,295)	(80,301)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,771)	(10,930)	(71,314)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,500)	(70,656)	(64,750)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,000	75,550	51,205
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,671)	(1,000)	(40,744)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,600)	(14,824)	(17,025)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0